UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05120
                                                     ---------------------

                        Nuveen Municipal Value Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT April 30, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

 NUVEEN MUNICIPAL
 VALUE FUND, INC.
              NUV

 NUVEEN MUNICIPAL
INCOME FUND, INC.
              NMI


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DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

     Chairman's
          LETTER TO SHAREHOLDERS



     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well-balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     June 15, 2007

Nuveen Investments Municipal Closed-End Funds
NUV and NMI

Portfolio Managers'
        COMMENTS



Portfolio managers Tom Spalding and John Miller review key investment strategies and the six-month performance of NUV and NMI. With 30 years of investment experience at Nuveen, Tom has managed NUV since its inception in 1987. John, who has 14 years of municipal market experience, including 11 years with Nuveen, assumed portfolio management responsibility for NMI in 2001.

WHAT KEY STRATEGIES WERE USED TO MANAGE NUV AND NMI DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2007?

During this six-month period, we continued to see a further flattening of the municipal bond yield curve. In this environment, where the slope of the yield curve remained a dominant market factor, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds with maturities of 20 years and longer in NUV and 25 to 30 years in NMI. We believed that bonds in this range of the curve generally offered more attractive yields, better value, and reward opportunities more commensurate with their risk levels. Investing further out on the yield curve also helped to improve the Funds' overall call protection profile. Our duration management strategies during this period also included the use of inverse floating rate trusts,2 a type of derivative financial instrument.

We also continued to put emphasis on individual credit selection, using a long-term relative value approach. During this period, the municipal market saw steady new issuance as well as a number of major advance refundings3 and debt restructurings, which provided us with an increased number of bonds from which to choose. For the six months ended April 30, 2007, municipal issuance nationwide totaled $223.7 billion, up 32% compared with the six-month period ended April 30, 2006. During the first four months of 2007 supply increased 37% over that of the first four months of 2006--to $135.4 billion--primarily due to a 71% increase in refundings during this period.

Much of the new supply was highly rated and/or insured, and both Funds increased their allocations to credits rated AAA and AA over this period. We also continued to work to maintain the Funds' weightings of lower credit quality bonds because of their strong performance and support for the Funds' income streams. However, as credit spreads continued to tighten, we generally found fewer attractively structured lower-rated credit opportunities in the market.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate trust is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the six-month period, are further defined within the "Notes to Financial Statements" and "Glossary of Terms Used in This Report" sections of this shareholder report.

3 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

In NUV, most of the cash we redeployed during this period came from called holdings, which we used to enhance the Fund's diversification by investing in a variety of essential services sectors such as water and sewer and utilities. We also continued to keep NUV well diversified geographically, looking to states with stronger issuance, including California, Texas, New York, Florida and Illinois for many of our additions to the Fund.

In NMI, we selectively sold holdings to generate cash in order to purchase bonds that we believed offered more attractive credit quality, credit spreads, and relative value. We also sold some holdings with shorter maturities and redeployed the proceeds out further on the yield curve to improve NMI's exposure to the long end of the curve. Among the areas of the market where we found opportunities to add bonds with longer durations were the water and sewer sector in Missouri and the health care sector in California. In general, our purchases for this Fund focused on issuance in specialty states, which have relatively higher income tax levels. Municipal bonds issued in these states are generally in great demand by in-state individual investors, which helps to support their value. These bonds also provide additional liquidity, making it easier for us to execute trades as part of implementing our strategies.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE

For periods ended 4/30/07

                   CUMULATIVE                      ANNUALIZED
                   ----------      ---------------------------------------------
                    6-MONTH         1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NUV                 1.87%           6.78%            6.03%             5.97%
--------------------------------------------------------------------------------
NMI                 2.01%           6.61%            5.75%             5.09%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index4         1.59%           5.78%            5.16%             5.81%
--------------------------------------------------------------------------------
Lipper General and
Insured Unleveraged
Municipal Debt
Funds Average5      1.75%           6.69%            5.36%             5.34%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


4 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman Brothers Index do not reflect any expenses.

5 The Lipper General and Insured Unleveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 8; 1 year, 8; 5 years, 8; and 10 years,
     8. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended April 30, 2007, the cumulative returns on net asset value (NAV) for both NUV and NMI exceeded the return on the Lehman Brothers Municipal Bond Index. Both Funds also outperformed the average return for their Lipper peer group for this period.

Factors that influenced the Funds' returns during this period included duration, individual security selection, exposure to lower-rated credits, and advance refunding activity.

As the municipal bond yield curve continued to flatten over the course of this period, municipal bonds with maturities of 20 years and longer, as measured by the Lehman Brothers Municipal Bond Index, performed best, generally outpacing municipal bonds with shorter maturities. As mentioned earlier, one of our strategies during this period focused on adding longer bonds to our portfolios. Overall, this purchase activity and our duration management strategies helped to extend the Funds' durations. However, durations of both NUV and NMI continued to be short of our target and this factor slightly hampered the Funds' performances.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, both of these Funds benefited from their weightings in lower-quality credits. The outperformance of these credit sectors was largely the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value. NMI, which can invest up to 25% of its portfolio in below investment-grade quality bonds, had heavier exposure to subinvestment-grade (bonds rated BB or lower) and non-rated bonds than NUV, which was especially helpful during this period. Among the lower-rated holdings making contributions to the Funds' returns were BBB rated bonds backed by the 1998 master tobacco settlement agreement, which comprised approximately 4% of the portfolios of these two Funds as of April 30, 2007.

We also continued to see positive contributions from advance refunding activity, which benefited the Funds through price appreciation and enhanced credit quality. In NUV, some of the more significant advance refundings included bonds issued by California's Golden State Tobacco Securitization Corporation and New Jersey's Tobacco Settlement Financing Corporation and by the Chicago (Illinois) Charter School Foundation. NMI also held bonds that were pre-refunded by Golden State Tobacco and Chicago Charter School Foundation.

At the same time, holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, due primarily to their shorter effective maturities and higher credit quality.

Dividend and Share Price
       INFORMATION



The dividends of NUV and NMI remained stable throughout the six-month reporting period ended April 30, 2007.

Due to normal portfolio activity, shareholders of these two Funds also received capital gains and/or net ordinary income distributions at the end of December 2006 as follows:

                                               SHORT-TERM CAPITAL GAINS
             LONG-TERM CAPITAL GAINS             AND/OR ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NUV                          $0.0273                            $0.0007
--------------------------------------------------------------------------------
NMI                               --                            $0.0078
--------------------------------------------------------------------------------

Both NUV and NMI seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2007, NUV and NMI had positive UNII balances for both financial statement and, based on our best estimates, for tax purposes.

As of April 30, 2007, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             4/30/07                            6-MONTH
                            DISCOUNT                   AVERAGE DISCOUNT
--------------------------------------------------------------------------------
NUV                           -1.16%                             -0.76%
--------------------------------------------------------------------------------
NMI                           -1.18%                             -1.77%
--------------------------------------------------------------------------------

Nuveen Municipal Value Fund, Inc.
NUV

Performance
     OVERVIEW As of April 30, 2007

Pie Chart:
Credit Quality
(as a % of  total investments)
AAA/U.S. Guaranteed              64%
AA                               13%
A                                 6%
BBB                              10%
BB or Lower                       6%
N/R                               1%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share2
May                            0.039
Jun                            0.039
Jul                            0.039
Aug                            0.039
Sep                            0.039
Oct                            0.039
Nov                            0.039
Dec                            0.039
Jan                            0.039
Feb                            0.039
Mar                            0.039
Apr                            0.039

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/06                         9.66
                                9.49
                                9.51
                                9.51
                                9.54
                                9.65
                                9.56
                                9.5
                                9.49
                                9.55
                                9.56
                                9.57
                                9.58
                                9.64
                                9.68
                                9.66
                                9.79
                                9.82
                                9.91
                                9.94
                                9.88
                                9.95
                               10.11
                               10.07
                               10.01
                               10.04
                               10.13
                               10.2
                               10.2
                               10.23
                               10.36
                               10.47
                               10.32
                               10.18
                               10.16
                               10.23
                               10.23
                               10.14
                               10.1301
                               10.28
                               10.33
                               10.32
                               10.22
                               10.21
                               10.3
                               10.45
                               10.34
                               10.32
                               10.35
                               10.38
                               10.28
                               10.22
4/30/07                        10.2

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.028 per share.


FUND SNAPSHOT
------------------------------------
Share Price                   $10.20
------------------------------------
Net Asset Value               $10.32
------------------------------------
Premium/(Discount) to NAV     -1.16%
------------------------------------
Market Yield                   4.59%
------------------------------------
Taxable-Equivalent Yield1      6.38%
------------------------------------
Net Assets ($000)         $2,012,041
------------------------------------
Average Effective Maturity
on Securities (Years)          16.46
------------------------------------
Modified Duration               5.42
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/17/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.97%         1.87%
------------------------------------
1-Year         11.95%         6.78%
------------------------------------
5-Year          7.51%         6.03%
------------------------------------
10-Year         6.90%         5.97%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
New York                       14.7%
------------------------------------
Illinois                       11.1%
------------------------------------
California                     10.2%
------------------------------------
New Jersey                      5.7%
------------------------------------
Texas                           5.5%
------------------------------------
Michigan                        4.5%
------------------------------------
Indiana                         3.9%
------------------------------------
Massachusetts                   3.7%
------------------------------------
Colorado                        3.5%
------------------------------------
Florida                         3.0%
------------------------------------
South Carolina                  2.7%
------------------------------------
Missouri                        2.7%
------------------------------------
Wisconsin                       2.6%
------------------------------------
Nevada                          2.5%
------------------------------------
Washington                      2.5%
------------------------------------
District of Columbia            2.3%
------------------------------------
Louisiana                       2.0%
------------------------------------
Pennsylvania                    1.7%
------------------------------------
Virginia                        1.4%
------------------------------------
Other                          13.8%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                27.8%
------------------------------------
Healthcare                     16.5%
------------------------------------
Tax Obligation/Limited         14.9%
------------------------------------
Transportation                 11.8%
------------------------------------
Tax Obligation/General          8.6%
------------------------------------
Utilities                       6.9%
------------------------------------
Other                          13.5%
------------------------------------

Nuveen Municipal Income Fund, Inc.
NMI

Performance
     OVERVIEW As of April 30, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)

AAA/U.S. Guaranteed              37%
AA                                5%
A                                15%
BBB                              27%
BB or Lower                       8%
N/R                               8%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share2
May                            0.042
Jun                            0.042
Jul                            0.042
Aug                            0.042
Sep                            0.042
Oct                            0.042
Nov                            0.042
Dec                            0.042
Jan                            0.042
Feb                            0.042
Mar                            0.042
Apr                            0.042

Line Chart:
SHARE PRICE PERFORMANCE
5/01/06                        10.21
                               10.23
                                9.91
                               10.03
                               10.54
                               10.51
                               10.31
                               10.23
                               10.14
                               10.34
                               10.41
                               10.32
                               10.5
                               10.33
                               10.25
                               10.27
                               10.3
                               10.35
                               10.36
                               10.29
                               10.28
                               10.35
                               10.48
                               10.47
                               10.5
                               10.5
                               10.47
                               10.35
                               10.46
                               10.48
                               10.54
                               10.74
                               11.02
                               10.77
                               10.73
                               10.57
                               11.31
                               10.9
                               11
                               10.9
                               10.92
                               10.85
                               10.83
                               10.95
                               11.05
                               11.04
                               10.95
                               10.98
                               10.93
                               10.95
                               10.84
                               10.81
4/30/07                        10.87
Weekly Closing Price

Past performance is not predictive of future results.


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2006 of $0.0078 per share.

FUND SNAPSHOT
------------------------------------
Share Price                   $10.87
------------------------------------
Net Asset Value               $11.00
------------------------------------
Premium/(Discount) to NAV     -1.18%
------------------------------------
Market Yield                   4.64%
------------------------------------
Taxable-Equivalent Yield1      6.44%
------------------------------------
Net Assets ($000)            $89,265
------------------------------------
Average Effective Maturity
on Securities (Years)          15.87
------------------------------------
Modified Duration               5.49
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 4/20/88)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.03%         2.01%
------------------------------------
1-Year         11.71%         6.61%
------------------------------------
5-Year          6.62%         5.75%
------------------------------------
10-Year         4.95%         5.09%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     21.1%
------------------------------------
Texas                           9.3%
------------------------------------
Illinois                        8.6%
------------------------------------
Colorado                        6.3%
------------------------------------
New York                        5.9%
------------------------------------
Missouri                        4.9%
------------------------------------
South Carolina                  4.9%
------------------------------------
Ohio                            4.3%
------------------------------------
Indiana                         3.9%
------------------------------------
Michigan                        3.6%
------------------------------------
Virginia                        3.1%
------------------------------------
Virgin Islands                  3.0%
------------------------------------
Tennessee                       2.4%
------------------------------------
West Virginia                   2.4%
------------------------------------
Pennsylvania                    2.4%
------------------------------------
Other                          13.9%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Healthcare                     20.7%
------------------------------------
Utilities                      15.9%
------------------------------------
U.S. Guaranteed                14.0%
------------------------------------
Tax Obligation/General         12.2%
------------------------------------
Tax Obligation/Limited         11.7%
------------------------------------
Materials                       5.4%
------------------------------------
Education and Civic
   Organizations                5.1%
------------------------------------
Water & Sewer                   4.9%
------------------------------------
Other                          10.1%
------------------------------------

                        Nuveen Municipal Value Fund, Inc. (NUV)
                        Portfolio of
                                INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0%

$         940   Alabama Housing Finance Authority, Collateralized Home                4/08 at 102.00         Aaa     $      947,990
                 Mortgage Program Single Family Mortgage Revenue Bonds,
                 Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)

        5,000   Courtland Industrial Development Board, Alabama, Solid Waste         11/09 at 101.00        Baa3          5,300,550
                 Disposal Revenue Bonds, Champion International Paper
                 Corporation, Series 1999A, 6.700%, 11/01/29
                 (Alternative Minimum Tax)

        1,750   Huntsville Healthcare Authority, Alabama, Revenue Bonds,              6/11 at 101.00      A2 (3)          1,896,073
                 Series 2001A, 5.750%, 6/01/31 (Pre-refunded 6/01/11)

       12,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement          2/09 at 101.00         AAA         12,459,240
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded
                 2/01/09) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,690   Total Alabama                                                                                            20,603,853
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.5%

        3,335   Alaska Housing Finance Corporation, General Housing Purpose          12/14 at 100.00         AAA          3,494,513
                 Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC Insured

        3,000   Anchorage, Alaska, General Obligation Bonds, Series 2003B,            9/13 at 100.00         AAA          3,215,700
                 5.000%, 9/01/23 (Pre-refunded 9/01/13) - FGIC Insured

        2,585   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/10 at 100.00         AAA          2,706,004
                 Settlement Asset-Backed Bonds, Series 2000, 6.200%, 6/01/22
                 (Pre-refunded 6/01/10)

------------------------------------------------------------------------------------------------------------------------------------
        8,920   Total Alaska                                                                                              9,416,217
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.2%

       13,100   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00       A (3)         14,320,920
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                 (Pre-refunded 7/01/10)

        4,900   Arizona Health Facilities Authority, Hospital System Revenue         11/09 at 100.00    Baa3 (3)          5,198,508
                 Bonds, Phoenix Children's Hospital, Series 1999A,
                 6.250%, 11/15/29 (Pre-refunded 11/15/09)

        1,400   Arizona Health Facilities Authority, Hospital System Revenue          2/12 at 101.00    Baa3 (3)          1,563,492
                 Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21 (Pre-refunded 2/15/12)

        3,000   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa          3,042,210
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       22,400   Total Arizona                                                                                            24,125,130
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.6%

       10,460   Cabot School District 4, Lonoke County, Arkansas, General             8/08 at 100.00         Aaa         10,583,428
                 Obligation Refunding Bonds, Series 2003, 5.000%, 2/01/32 -
                 AMBAC Insured

        2,000   University of Arkansas, Fayetteville, Various Facilities Revenue     12/12 at 100.00         Aaa          2,088,980
                 Bonds, Series 2002, 5.000%, 12/01/32 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,460   Total Arkansas                                                                                           12,672,408
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 10.3%

                California Department of Water Resources, Power Supply Revenue
                Bonds, Series 2002A:
       10,000    5.125%, 5/01/19 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa         10,778,500
       10,000    5.250%, 5/01/20 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa         10,835,300

        7,310   California Educational Facilities Authority, Revenue Bonds,           10/09 at 39.19         Aaa          2,622,097
                 Loyola Marymount University, Series 2000, 0.000%, 10/01/24
                 (Pre-refunded 10/01/09) - MBIA Insured

        6,000   California Health Facilities Financing Authority, Revenue Bonds,      4/16 at 100.00          A+          6,167,100
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

        6,830   California Infrastructure Economic Development Bank, Revenue         10/11 at 101.00          A-          7,140,492
                 Bonds, J. David Gladstone Institutes, Series 2001,
                 5.250%, 10/01/34


                                       10

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$      17,155   California State Public Works Board, Lease Revenue Refunding          6/07 at 100.00     Aa2 (3)     $   17,181,419
                 Bonds, Various University of California Projects, Series 1993A,
                 5.500%, 6/01/21 (Pre-refunded 6/01/07)

       13,695   California Statewide Community Development Authority,                 4/09 at 101.00         BBB         13,963,422
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

                California, General Obligation Bonds, Series 2003:
       14,600    5.250%, 2/01/28                                                      8/13 at 100.00          A+         15,595,720
       11,250    5.000%, 2/01/33                                                      8/13 at 100.00          A+         11,680,200

        7,500   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00      A+ (3)          8,093,775
                 5.000%, 2/01/33 (Pre-refunded 2/01/14)

        3,000   Capistrano Unified School District, Orange County, California,        9/09 at 102.00     N/R (3)          3,201,480
                 Special Tax Bonds, Community Facilities District 98-2 -
                 Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)

        5,870   Central California Joint Powers Health Finance Authority,             8/07 at 100.00        Baa2          5,870,763
                 Certificates of Participation, Community Hospitals of Central
                 California, Series 1993, 5.000%, 2/01/23

        5,000   Coast Community College District, Orange County, California,          8/18 at 100.00         AAA          3,869,400
                 General Obligation Bonds, Series 2006C, 0.000%, 8/01/32 -
                 FSA Insured

       30,000   Foothill/Eastern Transportation Corridor Agency, California,            No Opt. Call         AAA         16,118,400
                 Toll Road Revenue Bonds, Series 1995A,
                 0.000%, 1/01/22 (ETM)

       21,150   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA         22,558,167
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) -
                 AMBAC Insured

        1,500   Golden State Tobacco Securitization Corporation, California,          6/17 at 100.00         BBB          1,504,620
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-1, 5.125%, 6/01/47

        3,540   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          4,109,834
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
        5,000    5.000%, 6/01/38 - FGIC Insured                                       6/15 at 100.00         AAA          5,245,450
        2,000    5.000%, 6/01/45                                                      6/15 at 100.00           A          2,073,260

        9,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00          AA          9,280,800
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41

        4,000   Los Angeles Regional Airports Improvement Corporation,               12/12 at 102.00           B          4,541,560
                 California, Sublease Revenue Bonds, Los Angeles International
                 Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
                 7.500%, 12/01/24 (Alternative Minimum Tax)

                Merced Union High School District, Merced County, California,
                General Obligation Bonds, Series 1999A:
        2,500    0.000%, 8/01/23 - FGIC Insured                                         No Opt. Call         AAA          1,244,175
        2,555    0.000%, 8/01/24 - FGIC Insured                                         No Opt. Call         AAA          1,213,983

        2,365   Montebello Unified School District, Los Angeles County,                 No Opt. Call         AAA            977,596
                 California, General Obligation Bonds, Series 2004,
                 0.000%, 8/01/27 - FGIC Insured

        8,000   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          8,566,000
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.625%, 7/01/34

                San Bruno Park School District, San Mateo County, California,
                General Obligation Bonds, Series 2000B:
        2,575    0.000%, 8/01/24 - FGIC Insured                                         No Opt. Call         AAA          1,224,516
        2,660    0.000%, 8/01/25 - FGIC Insured                                         No Opt. Call         AAA          1,205,140

        7,300   San Diego County, California, Certificates of Participation,          9/09 at 101.00    Baa3 (3)          7,797,276
                 Burnham Institute, Series 1999, 6.250%, 9/01/29
                 (Pre-refunded 9/01/09)

        1,854   Yuba County Water Agency, California, Yuba River Development          9/07 at 100.00        Baa3          1,853,907
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1966A, 4.000%, 3/01/16

------------------------------------------------------------------------------------------------------------------------------------
      224,209   Total California                                                                                        206,514,352
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 3.5%

        5,000   Arkansas River Power Authority, Colorado, Power Revenue              10/16 at 100.00         AAA          5,382,600
                 Bonds, Series 2006, 5.250%, 10/01/40 - XLCA Insured

        1,800   Colorado Educational and Cultural Facilities Authority, Charter       8/11 at 100.00         AAA          2,072,448
                 School Revenue Bonds, Peak-to-Peak Charter School,
                 Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)


                                       11

                        Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       2,100   Colorado Health Facilities Authority, Revenue Bonds,                  3/12 at 100.00      AA (3)     $    2,256,240
                 Catholic Health Initiatives, Series 2002A,
                 5.500%, 3/01/32 (ETM)

        5,000   Colorado Health Facilities Authority, Revenue Bonds,                  9/16 at 100.00          AA          4,872,600
                 Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38

          250   Colorado Health Facilities Authority, Revenue Bonds, Sisters          7/07 at 100.00          AA            250,188
                 of Charity Healthcare Systems Inc., Series 1994,
                 5.250%, 5/15/14

          500   Colorado Health Facilities Authority, Revenue Bonds, Vail Valley      1/12 at 100.00         BBB            527,950
                 Medical Center, Series 2001, 5.750%, 1/15/22

       18,915   Denver, Colorado, Airport System Revenue Refunding Bonds,            11/13 at 100.00         AAA         19,744,801
                 Series 2003B, 5.000%, 11/15/33 - XLCA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA          5,401,350
                 Bonds, Series 2000A, 5.750%, 9/01/35 (Pre-refunded 9/01/10) -
                 MBIA Insured

       16,500   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         No Opt. Call         AAA          5,383,290
                 Series 2000B, 0.000%, 9/01/32 - MBIA Insured

       39,700   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 31.42         AAA         10,997,694
                 Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) -
                 MBIA Insured

       10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,           No Opt. Call         AAA          2,260,100
                 Series 2004B, 0.000%, 3/01/36 - MBIA Insured

       12,500   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,          9/26 at 54.77         AAA          2,793,625
                 Series 2006A, 0.000%, 9/01/38 - MBIA Insured

        1,450   Northwest Parkway Public Highway Authority, Colorado, Revenue         6/11 at 102.00         AAA          1,570,089
                 Bonds, Senior Series 2001A, 5.500%, 6/15/19 - AMBAC Insured

        7,000   Northwest Parkway Public Highway Authority, Colorado,                 6/16 at 100.00         AAA          6,372,030
                 Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/21 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      125,715   Total Colorado                                                                                           69,885,005
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 2.4%

       36,830   Washington Convention Center Authority, District of Columbia,        10/08 at 100.00         AAA         37,397,181
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 4.750%, 10/01/28 (Pre-refunded 10/01/08) - AMBAC Insured

       10,000   Washington Convention Center Authority, District of Columbia,        10/16 at 100.00         AAA          9,935,200
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007A,
                 4.500%, 10/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       46,830   Total District of Columbia                                                                               47,332,381
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 3.0%

        4,000   Escambia County Health Facilities Authority, Florida, Revenue        11/12 at 101.00          AA          4,340,560
                 Bonds, Ascension Health Credit Group, Series 2002C,
                 5.750%, 11/15/32

       10,000   Florida State Board of Education, Public Education Capital            6/15 at 101.00         AAA         10,000,400
                 Outlay Bonds, Series 2005E, 4.500%, 6/01/35

        1,750   Hillsborough County Industrial Development Authority, Florida,       10/16 at 100.00          A3          1,816,430
                 Hospital Revenue Bonds, Tampa General Hospital, Series 2006,
                 5.250%, 10/01/41

       10,690   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00         AAA         11,020,428
                 Bonds, Series 2001, 5.000%, 10/01/30 - AMBAC Insured

        4,880   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA          5,238,778
                 6.000%, 10/01/32 - FSA Insured (Alternative Minimum Tax)

        4,895   Orange County Health Facilities Authority, Florida, Hospital         10/09 at 101.00           A          5,138,037
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 1999E, 6.000%, 10/01/26

          105   Orange County Health Facilities Authority, Florida, Hospital         10/09 at 101.00       A (3)            111,384
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 1999E, 6.000%, 10/01/26 (Pre-refunded 10/01/09)

        8,250   Orange County School Board, Florida, Certificates of                  8/12 at 100.00         AAA          8,551,785
                 Participation, Series 2002A, 5.000%, 8/01/27 - MBIA Insured


                                       12

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$      14,730   South Miami Florida Health Facilities Authority, Hospital             8/17 at 100.00         AA-     $   15,128,594
                 Revenue, Baptist Health System Obligation Group,
                 Series 2007, 5.000%, 8/15/42 (WI/DD, Settling 5/16/07)

------------------------------------------------------------------------------------------------------------------------------------
       59,300   Total Florida                                                                                            61,346,396
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 1.0%

       10,240   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/09 at 101.00         AAA         10,382,541
                 Series 1999A, 5.000%, 11/01/38 - FGIC Insured

        2,500   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/12 at 100.00         AAA          2,600,825
                 Series 2001A, 5.000%, 11/01/33 - MBIA Insured

        4,000   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/14 at 100.00         AAA          4,298,200
                 Series 2004, 5.250%, 10/01/39 - FSA Insured

        2,250   Royston Hospital Authority, Georgia, Revenue Anticipation             7/09 at 102.00         N/R          2,334,308
                 Certificates, Ty Cobb Healthcare System Inc., Series 1999,
                 6.500%, 7/01/27

------------------------------------------------------------------------------------------------------------------------------------
       18,990   Total Georgia                                                                                            19,615,874
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 1.1%

        7,500   Hawaii, General Obligation Bonds, Series 2003DA,                      9/13 at 100.00         AAA          8,037,075
                 5.250%, 9/01/23 - MBIA Insured

       12,325   Honolulu City and County, Hawaii, General Obligation Bonds,           3/13 at 100.00         AAA         13,096,052
                 Series 2003A, 5.250%, 3/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,825   Total Hawaii                                                                                             21,133,127
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 11.1%

        2,060   Aurora, Illinois, Golf Course Revenue Bonds, Series 2000,             1/10 at 100.00          A+          2,169,489
                 6.375%, 1/01/20

        2,425   Chicago Board of Education, Illinois, Unlimited Tax General          12/07 at 102.00         AAA          2,490,984
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/22 - AMBAC Insured

       15,000   Chicago Board of Education, Illinois, Unlimited Tax General             No Opt. Call         AAA          7,037,550
                 Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                 0.000%, 12/01/24 - FGIC Insured

        1,125   Chicago Greater Metropolitan Sanitary District, Illinois, General       No Opt. Call         Aaa          1,213,065
                 Obligation Capital Improvement Bonds, Series 1991,
                 7.000%, 1/01/11 (ETM)

        5,000   Chicago Housing Authority, Illinois, Revenue Bonds, Capital           7/12 at 100.00         Aaa          5,384,400
                 Fund Program, Series 2001, 5.375%, 7/01/18
                 (Pre-refunded 7/01/12)

          285   Chicago, Illinois, General Obligation Bonds, Series 2002A,            7/12 at 100.00         AAA            306,971
                 5.625%, 1/01/39 - AMBAC Insured

        9,715   Chicago, Illinois, General Obligation Bonds, Series 2002A,            7/12 at 100.00         AAA         10,594,208
                 5.625%, 1/01/39 (Pre-refunded 7/01/12) - AMBAC Insured

        2,575   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue      1/11 at 101.00         AAA          2,648,542
                 Bonds, O'Hare International Airport, Series 2001C,
                 5.100%, 1/01/26 - AMBAC Insured (Alternative Minimum Tax)

        3,020   Cook County High School District 209, Proviso Township,              12/16 at 100.00         AAA          3,111,959
                 Illinois, General Obligation Bonds, Series 2004,
                 0.000%, 12/01/19 - FSA Insured

          385   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa            415,403
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

        1,615   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa          1,757,039
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured

        5,000   Illinois Development Finance Authority, Gas Supply Revenue           11/13 at 101.00         AAA          5,132,700
                 Bonds, Peoples Gas, Light and Coke Company, Series 2003E,
                 4.875%, 11/01/38 (Mandatory put 11/01/18) - AMBAC Insured
                 (Alternative Minimum Tax)

       28,030   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa         17,277,131
                 Program Revenue Bonds, Kane, Cook and DuPage Counties
                 School District U46 - Elgin, Series 2002, 0.000%, 1/01/19 -
                 FSA Insured

        1,800   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa          1,103,112
                 Program Revenue Bonds, Winnebago and Boone Counties
                 School District 205 - Rockford, Series 2000, 0.000%, 2/01/19 -
                 FSA Insured

        3,180   Illinois Development Finance Authority, Revenue Bonds,               12/12 at 100.00     BBB (3)          3,576,355
                 Chicago Charter School Foundation, Series 2002A,
                 6.250%, 12/01/32 (Pre-refunded 12/01/12)


                                       13

                        Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,450   Illinois Development Finance Authority, Revenue Bonds, Illinois       9/11 at 100.00         AAA     $    1,510,161
                 Wesleyan University, Series 2001, 5.125%, 9/01/35 -
                 AMBAC Insured

        6,550   Illinois Development Finance Authority, Revenue Bonds,                9/11 at 100.00         Aaa          6,924,464
                 Illinois Wesleyan University, Series 2001, 5.125%, 9/01/35
                 (Pre-refunded 9/01/11) - AMBAC Insured

        5,000   Illinois Finance Authority, Revenue Bonds, Northwestern               8/14 at 100.00         AA+          5,440,300
                 Memorial Hospital, Series 2004A, 5.500%, 8/15/43

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/10 at 101.00        Baa2         16,029,750
                 Medical Center, Series 2000, 6.500%, 5/15/30
       15,000   Illinois Health Facilities Authority, Revenue Bonds, Edward           2/11 at 101.00         AAA         15,931,500
                 Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34
                 (Pre-refunded 2/15/11) - FSA Insured

        8,145   Illinois Health Facilities Authority, Revenue Bonds, Sherman          8/07 at 101.00         AAA          8,331,113
                 Health Systems, Series 1997, 5.250%, 8/01/22 -
                 AMBAC Insured

        4,350   Illinois Health Facilities Authority, Revenue Bonds, South              No Opt. Call       A (3)          5,151,966
                 Suburban Hospital, Series 1992, 7.000%, 2/15/18 (ETM)

        5,000   Illinois Sports Facility Authority, State Tax Supported Bonds,        6/15 at 101.00         AAA          4,688,650
                 Series 2001, 0.000%, 6/15/30 - AMBAC Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1992A:
       18,955    0.000%, 6/15/17 - FGIC Insured                                         No Opt. Call         AAA         12,536,647
       12,830    0.000%, 6/15/18 - FGIC Insured                                         No Opt. Call         AAA          8,101,888

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1994B:
        7,250    0.000%, 6/15/18 - MBIA Insured                                         No Opt. Call         AAA          4,578,230
        3,385    0.000%, 6/15/21 - MBIA Insured                                         No Opt. Call         AAA          1,861,141
        5,190    0.000%, 6/15/28 - MBIA Insured                                         No Opt. Call         AAA          2,073,768
       11,610    0.000%, 6/15/29 - FGIC Insured                                         No Opt. Call         AAA          4,432,350

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
       10,000    0.000%, 6/15/24 - MBIA Insured                                       6/22 at 101.00         AAA          6,762,600
       21,375    0.000%, 6/15/34 - MBIA Insured                                         No Opt. Call         AAA          6,477,908
       21,000    0.000%, 12/15/35 - MBIA Insured                                        No Opt. Call         AAA          5,940,900
       20,000    0.000%, 6/15/36 - MBIA Insured                                         No Opt. Call         AAA          5,519,000
       22,945    0.000%, 6/15/39 - MBIA Insured                                         No Opt. Call         AAA          5,519,190
        8,460    5.250%, 6/15/42 - MBIA Insured                                       6/12 at 101.00         AAA          8,985,197

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project,
                Series 1996A:
       16,550    0.000%, 12/15/21 - MBIA Insured                                        No Opt. Call         AAA          8,908,865
        1,650    5.250%, 6/15/27 - AMBAC Insured                                      6/07 at 101.00         AAA          1,671,846

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project,
                Series 2002B:
        3,775    0.000%, 6/15/20 - MBIA Insured                                       6/17 at 101.00         AAA          3,201,238
        5,715    0.000%, 6/15/21 - MBIA Insured                                       6/17 at 101.00         AAA          4,865,637

        1,000   Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood        3/17 at 100.00         AAA          1,004,400
                 Grove Special Service Area 4, Series 2007, 4.700%, 3/01/33 -
                 AGC Insured

          965   Tri-City Regional Port District, Illinois, Port and Terminal            No Opt. Call         N/R            967,422
                 Facilities Revenue Refunding Bonds, Delivery Network Project,
                 Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)

          495   Tri-City Regional Port District, Illinois, Port and Terminal            No Opt. Call         N/R            498,341
                 Facilities Revenue Refunding Bonds, Dock 2 Enhancement
                 Project, Series 1998B, 5.875%, 7/01/08 (Alternative
                 Minimum Tax)

        1,575   Will County Community School District 161, Summit Hill,                 No Opt. Call         Aaa          1,012,946
                 Illinois, Capital Appreciation School Bonds, Series 1999,
                 0.000%, 1/01/18 - FGIC Insured

          720   Will County Community School District 161, Summit Hill,                 No Opt. Call         Aaa            465,487
                 Illinois, Capital Appreciation School Bonds, Series 1999,
                 0.000%, 1/01/18 - FGIC Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
      337,155   Total Illinois                                                                                          223,611,813
------------------------------------------------------------------------------------------------------------------------------------


                                       14

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.9%

$      10,000   Indiana Bond Bank, State Revolving Fund Program Bonds,                2/13 at 101.00         AAA     $   10,868,000
                 Series 2001A, 5.375%, 2/01/19

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue         3/14 at 100.00         AAA          2,145,020
                 Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 -
                 AMBAC Insured

                Indiana Health Facility Financing Authority, Hospital Revenue
                Bonds, Sisters of St. Francis Health Services Inc., Series 1997A:
          255    5.125%, 11/01/17 (Pre-refunded 11/01/07) - MBIA Insured             11/07 at 102.00         AAA            261,765
          595    5.125%, 11/01/17 (Pre-refunded 11/01/07) - MBIA Insured             11/07 at 102.00         AAA            610,785
        3,175    5.375%, 11/01/27 (Pre-refunded 11/01/07) - MBIA Insured             11/07 at 102.00         AAA          3,263,138
        7,345    5.375%, 11/01/27 (Pre-refunded 11/01/07) - MBIA Insured             11/07 at 102.00         AAA          7,548,897

       20,000   Indiana Transportation Finance Authority, Highway Revenue             6/13 at 100.00         AAA         21,399,000
                 Bonds, Series 2003A, 5.000%, 6/01/28 (Pre-refunded 6/01/13) -
                 FSA Insured

                Indianapolis Local Public Improvement Bond Bank, Indiana,
                Series 1999E:
       12,500    0.000%, 2/01/21 - AMBAC Insured                                        No Opt. Call         AAA          6,981,875
       14,595    0.000%, 2/01/27 - AMBAC Insured                                        No Opt. Call         AAA          6,165,950

        5,000   Mooresville School Building Corporation, Morgan County,               1/09 at 102.00         AAA          5,199,450
                 Indiana, First Mortgage Bonds, Series 1998, 5.000%, 7/15/15 -
                 FSA Insured

       13,100   Noblesville, Indiana, Revenue Bonds, Catholic High School             7/13 at 101.00         N/R         13,489,987
                 Corporation, Series 2003, 5.750%, 7/01/22

------------------------------------------------------------------------------------------------------------------------------------
       88,565   Total Indiana                                                                                            77,933,867
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 0.9%

        3,500   Iowa Higher Education Loan Authority, Private College Facility       10/12 at 100.00       A (3)          3,793,300
                 Revenue Bonds, Wartburg College, Series 2002,
                 5.500%, 10/01/33 (Pre-refunded 10/01/12) - ACA Insured

        7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement            6/15 at 100.00         BBB          7,330,890
                 Revenue Bonds, Series 2005C, 5.625%, 6/01/46

        6,160   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         AAA          6,646,825
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       16,660   Total Iowa                                                                                               17,771,015
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.5%

       10,000   Kansas Department of Transportation, Highway Revenue Bonds,           3/14 at 100.00         AAA         10,623,200
                 Series 2004A, 5.000%, 3/01/22
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 0.1%

        1,755   Greater Kentucky Housing Assistance Corporation, FHA-Insured          7/07 at 100.00         AAA          1,757,176
                 Section 8 Mortgage Revenue Refunding Bonds, Series 1997A,
                 6.100%, 1/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 2.0%

        1,000   East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds,          3/08 at 102.00          B2          1,008,290
                 Georgia Pacific Corporation Project, Series 1998,
                 5.350%, 9/01/11 (Alternative Minimum Tax)

        5,150   Louisiana Public Facilities Authority, Hospital Revenue Bonds,        8/15 at 100.00          A+          5,405,389
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/32

       10,210   Louisiana Public Facilities Authority, Hospital Revenue               5/07 at 100.00         AAA         11,229,877
                 Refunding Bonds, Southern Baptist Hospital, Series 1986,
                 8.000%, 5/15/12 (ETM)

       21,155   Tobacco Settlement Financing Corporation, Louisiana, Tobacco          5/11 at 101.00         BBB         22,592,482
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39

------------------------------------------------------------------------------------------------------------------------------------
       37,515   Total Louisiana                                                                                          40,236,038
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.4%

        3,500   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          3,496,395
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        4,600   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00          A3          4,900,564
                 Revenue Bonds, MedStar Health, Series 2004,
                 5.500%, 8/15/33

------------------------------------------------------------------------------------------------------------------------------------
        8,100   Total Maryland                                                                                            8,396,959
------------------------------------------------------------------------------------------------------------------------------------


                                       15

                        Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.7%

$      10,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA     $   10,618,200
                 Tax Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32
                 (Pre-refunded 7/01/12)

        1,720   Massachusetts Development Finance Agency, Resource                   12/08 at 102.00         BBB          1,766,939
                 Recovery Revenue Bonds, Ogden Haverhill Associates,
                 Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)

        4,340   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA          4,537,730
                 Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Northern Berkshire Community Services Inc.,
                Series 2004B:
        1,340    6.250%, 7/01/24                                                      7/14 at 100.00         BB-          1,435,194
        1,000    6.375%, 7/01/34                                                      7/14 at 100.00         BB-          1,067,140

                Massachusetts Turnpike Authority, Metropolitan Highway System
                Revenue Bonds, Senior Series 1997A:
       10,000    5.000%, 1/01/27 - MBIA Insured                                       1/09 at 100.00         AAA         10,143,200
       22,440    5.000%, 1/01/37 - MBIA Insured                                       7/07 at 102.00         AAA         22,775,927

        8,000   Massachusetts Turnpike Authority, Metropolitan Highway                7/07 at 102.00         AAA          8,137,040
                 System Revenue Bonds, Subordinate Series 1997B,
                 5.125%, 1/01/37 - MBIA Insured

        7,405   Massachusetts Turnpike Authority, Metropolitan Highway                1/09 at 101.00         AAA          7,567,688
                 System Revenue Bonds, Subordinate Series 1999A,
                 5.000%, 1/01/39 - AMBAC Insured

        1,750   Massachusetts Water Pollution Abatement Trust, Pooled                 8/10 at 101.00         AAA          1,859,743
                 Loan Program Bonds, Series 6, 5.500%, 8/01/30
                 (Pre-refunded 8/01/10)

        4,250   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/10 at 101.00         AAA          4,497,053
                 Program Bonds, Series 6, 5.500%, 8/01/30

------------------------------------------------------------------------------------------------------------------------------------
       72,245   Total Massachusetts                                                                                      74,405,854
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 4.5%

       10,245   Detroit Local Development Finance Authority, Michigan, Tax            5/09 at 101.00         BB-         10,356,363
                 Increment Bonds, Series 1998A,5.500%, 5/01/21

        5,000   Detroit Water Supply System, Michigan, Water Supply System            7/16 at 100.00         AAA          5,033,150
                 Revenue Bonds, Series 2006D, 4.625%, 7/01/32 - FSA Insured

       14,000   Detroit, Michigan, Second Lien Sewerage Disposal System               7/15 at 100.00         AAA         14,712,600
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/35 -
                 MBIA Insured

        5,240   Michigan Municipal Bond Authority, Clean Water Revolving             10/12 at 100.00         AAA          5,612,774
                 Fund Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/19

                Michigan Municipal Bond Authority, Public School Academy
                Revenue Bonds, Detroit Academy of Arts and Sciences Charter
                School, Series 2001A:
        1,500    7.500%, 10/01/12                                                    10/09 at 102.00         Ba1          1,543,695
        5,000    7.900%, 10/01/21                                                    10/09 at 102.00         Ba1          5,300,200
        3,500    8.000%, 10/01/31                                                    10/09 at 102.00         Ba1          3,708,145

       22,235   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         BB-         22,249,675
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/28

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        1,000    6.250%, 8/15/13                                                      8/07 at 100.00         BB-          1,000,640
       12,925    6.500%, 8/15/18                                                      8/07 at 100.00         BB-         12,934,823

        7,200   Michigan Strategic Fund, Limited Obligation Resource                 12/12 at 100.00         AAA          7,565,688
                 Recovery Revenue Refunding Bonds, Detroit Edison Company,
                 Series 2002D, 5.250%, 12/15/32 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
       87,845   Total Michigan                                                                                           90,017,753
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.2%

        1,750   Breckenridge, Minnesota, Revenue Bonds, Catholic Health               5/14 at 100.00          AA          1,814,295
                 Initiatives, Series 2004A, 5.000%, 5/01/30

          390   Minnesota Housing Finance Agency, Rental Housing Bonds,               8/07 at 100.00         AAA            390,671
                 Series 1995D, 5.900%, 8/01/15 - MBIA Insured


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA (continued)

$       2,000   Saint Paul Housing and Redevelopment Authority, Minnesota,           11/16 at 100.00        Baa1     $    2,072,080
                 Health Care Facilities Revenue Bonds, HealthPartners
                 Obligated Group, Series 2006, 5.250%, 5/15/36

------------------------------------------------------------------------------------------------------------------------------------
        4,140   Total Minnesota                                                                                           4,277,046
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 2.7%

       40,000   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA         42,078,395
                 Bonds, BJC Health System, Series 2003, 5.250%, 5/15/32

        2,000   Missouri-Illinois Metropolitan District Bi-State Development         10/13 at 100.00         AAA          2,096,020
                 Agency, Mass Transit Sales Tax Appropriation Bonds,
                 Metrolink Cross County Extension Project, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured

        4,000   Sugar Creek, Missouri, Industrial Development Revenue Bonds,          6/13 at 101.00         BBB          4,237,240
                 Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37
                 (Alternative Minimum Tax)

                West Plains Industrial Development Authority, Missouri, Hospital
                Facilities Revenue Bonds, Ozark Medical Center, Series 1997:
        1,750    5.500%, 11/15/12                                                    11/07 at 101.00          BB          1,767,395
        1,000    5.600%, 11/15/17                                                    11/07 at 101.00          BB          1,010,090

        3,075   West Plains Industrial Development Authority, Missouri,              11/09 at 101.00          BB          3,208,793
                 Hospital Facilities Revenue Bonds, Ozark Medical Center,
                 Series 1999, 6.750%, 11/15/24

------------------------------------------------------------------------------------------------------------------------------------
       51,825   Total Missouri                                                                                           54,397,933
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 0.2%

        3,750   Forsyth, Rosebud County, Montana, Pollution Control Revenue           3/13 at 101.00         AAA          3,927,600
                 Refunding Bonds, Puget Sound Energy, Series 2003A,
                 5.000%, 3/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 2.5%

        2,500   Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe             9/13 at 100.00          AA          2,601,225
                 Hospital, Series 2003A, 5.125%, 9/01/29 - RAAI Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
       15,095    0.000%, 1/01/24 - AMBAC Insured                                        No Opt. Call         AAA          7,206,655
       11,000    0.000%, 1/01/25 - AMBAC Insured                                        No Opt. Call         AAA          5,007,310
        2,000    5.625%, 1/01/32 - AMBAC Insured                                      1/10 at 102.00         AAA          2,121,040
       22,010    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         22,711,459

       10,000   Reno, Nevada, Health Facilities Revenue Bonds, Catholic Health        7/17 at 100.00           A         10,547,500
                 Care West, Series 2007A, 5.250%, 7/01/31 (UB)

------------------------------------------------------------------------------------------------------------------------------------
       62,605   Total Nevada                                                                                             50,195,189
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 5.7%

       23,625   New Jersey Economic Development Authority, Special Facilities         9/09 at 101.00           B         24,430,849
                 Revenue Bonds, Continental Airlines Inc., Series 1999,
                 6.250%, 9/15/29 (Alternative Minimum Tax)

        9,000   New Jersey Economic Development Authority, Special Facilities        11/10 at 101.00           B          9,605,250
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Trinitas Hospital Obligated Group, Series 2000:
          250    7.375%, 7/01/15                                                      7/10 at 101.00        BBB-            276,478
       11,200    7.500%, 7/01/30                                                      7/10 at 101.00        BBB-         12,332,544

        7,500   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AAA          8,235,675
                 System Bonds, Series 2003C, 5.500%, 6/15/24
                 (Pre-refunded 6/15/13)

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2006C:
       30,000    0.000%, 12/15/31 - FGIC Insured                                        No Opt. Call         AAA         10,247,400
       27,000    0.000%, 12/15/32 - FSA Insured                                         No Opt. Call         AAA          8,806,860

          310   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,             No Opt. Call         AAA            357,759
                 6.500%, 1/01/16 - MBIA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          105    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA            121,728
        1,490    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA          1,727,372


                                       17

                        Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY (continued)

$      27,185   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/12 at 100.00         AAA     $   30,221,564
                 Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42
                 (Pre-refunded 6/01/12)

        7,165   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/13 at 100.00         AAA          8,137,649
                 Settlement Asset-Backed Bonds, Series 2003, 6.250%, 6/01/43
                 (Pre-refunded 6/01/13)

------------------------------------------------------------------------------------------------------------------------------------
      144,830   Total New Jersey                                                                                        114,501,128
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 0.6%

        1,500   University of New Mexico, Revenue Refunding Bonds,                      No Opt. Call          AA          1,747,170
                 Series 1992A, 6.000%, 6/01/21

        9,600   University of New Mexico, Subordinate Lien Revenue                    6/12 at 100.00          AA          9,936,960
                 Refunding and Improvement Bonds, Series 2002A,
                 5.000%, 6/01/32

------------------------------------------------------------------------------------------------------------------------------------
       11,100   Total New Mexico                                                                                         11,684,130
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 14.4%

        8,500   Dormitory Authority of the State of New York, FHA-Insured             2/14 at 100.00         AAA          8,921,005
                 Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25

          200   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AA-            206,548
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1999D:
          245    5.250%, 2/15/29 (Pre-refunded 8/15/09)                               8/09 at 101.00     N/R (3)            254,959
           65    5.250%, 2/15/29 (Pre-refunded 8/15/09)                               8/09 at 101.00     AA- (3)             67,898
        6,490    5.250%, 2/15/29 (Pre-refunded 8/15/09)                               8/09 at 101.00     AA- (3)          6,779,324

        5,200   Dormitory Authority of the State of New York, New York City,          5/10 at 101.00      A+ (3)          5,600,712
                 Lease Revenue Bonds, Court Facilities, Series 1999,
                 6.000%, 5/15/39 (Pre-refunded 5/15/10)

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         BBB          2,544,425
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 5.500%, 7/01/26

        2,625   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         BBB          2,663,824
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        5,360   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          5,490,677
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.600%, 8/01/17 (Pre-refunded 8/01/07) -
                 MBIA Insured

        1,760   Hudson Yards Infrastructure Corporation, New York, Revenue            2/17 at 100.00         AAA          1,735,800
                 Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured

       11,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA         11,297,660
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                 (Pre-refunded 6/01/08) - MBIA Insured

       15,500   Long Island Power Authority, New York, Electric System General        9/11 at 100.00      A- (3)         16,597,865
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25
                 (Pre-refunded 9/01/11)

        2,000   Long Island Power Authority, New York, Electric System General        6/16 at 100.00          A-          2,108,160
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35

       13,600   Metropolitan Transportation Authority, New York, Transportation      11/16 at 100.00         AAA         13,636,448
                 Revenue Bonds, Series 2006B, 4.500%, 11/15/32 -
                 FSA Insured (UB)

       10,000   New York City Industrial Development Agency, New York,                8/12 at 101.00           B         11,802,200
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

        5,500   New York City Municipal Water Finance Authority, New York,           12/14 at 100.00         AAA          5,789,795
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005B, 5.000%, 6/15/36 - FSA Insured

            5   New York City, New York, General Obligation Bonds,                    8/08 at 100.00         AA-              5,083
                 Fiscal Series 1997E, 6.000%, 8/01/16

       39,610   New York City, New York, General Obligation Bonds,                   10/07 at 101.00         Aaa         40,411,705
                 Fiscal Series 1997G, 6.000%, 10/15/26
                 (Pre-refunded 10/15/07)

        9,320   New York City, New York, General Obligation Bonds,                    8/07 at 101.00         AA-          9,449,082
                 Fiscal Series 1998D, 5.500%, 8/01/10

        4,075   New York City, New York, General Obligation Bonds,                    8/07 at 101.00     AA- (3)          4,133,191
                 Fiscal Series 1998D, 5.500%, 8/01/10 (Pre-refunded 8/01/07)

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2003J:
        4,515    5.500%, 6/01/21                                                      6/13 at 100.00         AA-          4,886,359
        2,960    5.500%, 6/01/22                                                      6/13 at 100.00         AA-          3,200,115


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2003J:
$      10,485    5.500%, 6/01/21 (Pre-refunded 6/01/13)                               6/13 at 100.00      A1 (3)     $   11,531,718
        7,040    5.500%, 6/01/22 (Pre-refunded 6/01/13)                               6/13 at 100.00      A1 (3)          7,742,803

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2004C:
        8,000    5.250%, 8/15/24                                                      8/14 at 100.00         AA-          8,582,080
        6,000    5.250%, 8/15/25                                                      8/14 at 100.00         AA-          6,432,660

       10,000   New York Dorm Authority, FHA Insured Mortgage Hospital                8/16 at 100.00         AAA         10,129,400
                 Revenue Bonds, Kaleida Health, Series 2006, 4.700%, 2/15/35 -
                 FHA Insured (UB)

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       10,000    5.500%, 6/01/17                                                      6/11 at 100.00         AA-         10,623,800
       26,190    5.500%, 6/01/18                                                      6/12 at 100.00         AA-         28,136,703
       33,810    5.500%, 6/01/19                                                      6/13 at 100.00         AA-         36,724,083

        1,510   New York City Industrial Development Agency, New York, Civic         12/16 at 100.00         BB+          1,511,646
                 Facility Revenue Bonds, Vaughn College of Aeronautics,
                 Series 2006B, 5.000%, 12/01/31

        2,500   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          2,697,525
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/10 - MBIA Insured (Alternative Minimum Tax)

        8,500   Power Authority of the State of New York, General Revenue            11/10 at 100.00         Aa2          8,870,260
                 Bonds, Series 2000A, 5.250%, 11/15/40

------------------------------------------------------------------------------------------------------------------------------------
      275,065   Total New York                                                                                          290,565,513
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 0.9%

        1,500   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,555,245
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/33

        2,500   North Carolina Eastern Municipal Power Agency, Power                  1/13 at 100.00         BBB          2,605,200
                 System Revenue Refunding Bonds, Series 2003D,
                 5.125%, 1/01/26

        1,500   North Carolina Infrastructure Finance Corporation, Certificates       2/14 at 100.00         AA+          1,582,905
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/20

        2,000   North Carolina Medical Care Commission, Health System                10/17 at 100.00          AA          1,980,920
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2007, 4.500%, 10/01/31

       10,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00          A3         10,738,700
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

------------------------------------------------------------------------------------------------------------------------------------
       17,500   Total North Carolina                                                                                     18,462,970
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 0.1%

        3,000   Columbus City School District, Franklin County, Ohio, General         6/13 at 100.00         AAA          3,208,170
                 Obligation Bonds, Series 2003, 5.000%, 12/01/31
                 (Pre-refunded 6/01/13) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.8%

       15,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00         AA-         15,730,200
                 St. John Health System, Series 2004, 5.125%, 2/15/31
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 0.1%

        2,600   Clackamas County Hospital Facility Authority, Oregon, Revenue         5/11 at 101.00         AA-          2,723,110
                 Refunding Bonds, Legacy Health System, Series 2001,
                 5.250%, 5/01/21
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 1.7%

        4,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/08 at 100.00          AA          4,516,785
                 Bonds, University of Pennsylvania, Series 1998,
                 4.500%, 7/15/21

        3,250   Pennsylvania Housing Finance Agency, Single Family Mortgage          10/16 at 100.00         AA+          3,219,450
                 Revenue Bonds, Series 96A, 4.650%, 10/01/31
                 (Alternative Minimum Tax)

        6,500   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/14 at 100.00         AAA          7,163,585
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

        8,000   Philadelphia School District, Pennsylvania, General Obligation        6/14 at 100.00         AAA          8,681,280
                 Bonds, Series 2004D, 5.125%, 6/01/34
                 (Pre-refunded 6/01/14) - FGIC Insured


                                       19

                        Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                              Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$      10,075   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA     $   10,774,104
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.000%, 6/01/33 (Pre-refunded 6/01/13) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       32,325   Total Pennsylvania                                                                                       34,355,204
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 1.1%

        5,450   Puerto Rico Industrial, Tourist, Educational, Medical and             6/10 at 101.00        Baa3          5,888,507
                 Environmental Control Facilities Financing Authority,
                 Co-Generation Facility Revenue Bonds, Series 2000A,
                 6.625%, 6/01/26 (Alternative Minimum Tax)

       10,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA         10,686,000
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        5,000   Puerto Rico, General Obligation Bonds, Series 2000B,                  7/10 at 100.00         AAA          5,301,200
                 5.625%, 7/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,450   Total Puerto Rico                                                                                        21,875,707
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 1.2%

        6,250   Rhode Island Health and Educational Building Corporation,             5/07 at 102.00         AAA          6,380,438
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                 Series 1996, 5.250%, 5/15/26 - MBIA Insured

       16,070   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB         17,347,886
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42

------------------------------------------------------------------------------------------------------------------------------------
       22,320   Total Rhode Island                                                                                       23,728,324
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 2.7%

        7,000   Dorchester County School District 2, South Carolina, Installment     12/14 at 100.00           A          7,416,990
                 Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/29

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation           6/14 at 100.00         AAA          3,135,390
                 Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 -
                 FGIC Insured

        8,475   Piedmont Municipal Power Agency, South Carolina, Electric             7/07 at 100.00         BBB          8,477,966
                 Revenue Refunding Bonds, Series 1986, 5.000%, 1/01/25

       20,750   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-         21,977,155
                 Economic Development Revenue Bonds, Bon Secours
                 Health System Inc., Series 2002A, 5.625%, 11/15/30

        8,000   South Carolina JOBS Economic Development Authority,                  12/10 at 102.00    Baa2 (3)          9,103,520
                 Hospital Revenue Bonds, Palmetto Health Alliance,
                 Series 2000A, 7.375%, 12/15/21 (Pre-refunded 12/15/10)

        4,215   Spartanburg Sanitary Sewer District, South Carolina, Sewer            3/14 at 100.00         AAA          4,409,522
                 System Revenue Bonds, Series 2003B, 5.000%, 3/01/38 -
                 MBIA Insured

          110   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB            116,994
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
       51,550   Total South Carolina                                                                                     54,637,537
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 0.3%

                Knox County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Baptist Health System of
                East Tennessee Inc., Series 2002:
        3,000    6.375%, 4/15/22                                                      4/12 at 101.00         Ba2          3,085,770
        2,605    6.500%, 4/15/31                                                      4/12 at 101.00         Ba2          2,689,324

------------------------------------------------------------------------------------------------------------------------------------
        5,605   Total Tennessee                                                                                           5,775,094
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 5.5%

        5,000   Alliance Airport Authority, Texas, Special Facilities Revenue        12/12 at 100.00        CCC+          4,865,650
                 Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29
                 (Alternative Minimum Tax)

        1,000   Austin Convention Enterprises Inc., Texas, Convention Center          1/17 at 100.00          BB          1,056,870
                 Hotel Revenue Bonds, First Tier Series 2006B, 5.750%, 1/01/34

        5,440   Austin, Texas, Combined Utility System Revenue Bonds,                   No Opt. Call         AAA          5,691,056
                 Series 1992A, 12.500%, 11/15/07 - MBIA Insured (ETM)

       18,825   Austin, Texas, Combined Utility System Revenue Bonds,                   No Opt. Call         AAA         19,689,821
                 Series 1992A, 12.500%, 11/15/07 - MBIA Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,110   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00        Baa2     $    5,841,650
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

        4,000   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          4,174,400
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/35 - FGIC Insured

        2,700   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,845,719
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 -
                 MBIA Insured

       23,875   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA          8,952,648
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/29 - AMBAC Insured

       10,045   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,        7/10 at 100.00         AAA         10,595,165
                 Series 2000A, 5.875%, 7/01/16 - FSA Insured (Alternative
                 Minimum Tax)

                Irving Independent School District, Texas, Unlimited Tax School
                Building Bonds, Series 1997:
        5,685    0.000%, 2/15/10                                                        No Opt. Call         AAA          5,108,086
        3,470    0.000%, 2/15/11                                                        No Opt. Call         AAA          2,997,282

        5,000   Kerrville Health Facilities Development Corporation, Texas,             No Opt. Call        BBB-          5,227,950
                 Revenue Bonds, Sid Peterson Memorial Hospital Project,
                 Series 2005, 5.375%, 8/15/35

       22,060   Leander Independent School District, Williamson and Travis             8/09 at 31.45         AAA          6,277,173
                 Counties, Texas, Unlimited Tax School Building and Refunding
                 Bonds, Series 2000, 0.000%, 8/15/27

        6,000   Matagorda County Navigation District 1, Texas, Revenue                4/08 at 102.00        BBB-          6,294,000
                 Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29

        5,000   Port Corpus Christi Industrial Development Corporation, Texas,        5/07 at 102.00        BBB-          5,112,300
                 Environmental Facilities Revenue Bonds, Citgo Petroleum
                 Corporation, Series 2003, 8.250%, 11/01/31 (Alternative
                 Minimum Tax)

        5,000   Port Corpus Christi Industrial Development Corporation, Texas,        4/08 at 102.00         BBB          5,153,250
                 Revenue Refunding Bonds, Valero Refining and Marketing
                 Company, Series 1997A, 5.400%, 4/01/18

        5,000   Richardson Hospital Authority, Texas, Revenue Bonds,                 12/13 at 100.00         BBB          5,472,350
                 Richardson Regional Medical Center, Series 2004,
                 6.000%, 12/01/34

        2,000   Sabine River Authority, Texas, Pollution Control Revenue              7/13 at 101.00        Baa2          2,101,400
                 Refunding Bonds, TXU Electric Company, Series 2003A,
                 5.800%, 7/01/22

        3,000   San Antonio, Texas, Water System Revenue Bonds,                       5/15 at 100.00         AAA          3,067,350
                 Series 2005, 4.750%, 5/15/37 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      138,210   Total Texas                                                                                             110,524,120
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 1.0%

        3,000   Eagle Mountain, Utah, Gas and Electric Revenue Bonds,                 6/15 at 100.00          AA          3,128,520
                 Series 2005, 5.000%, 6/01/24 - RAAI Insured

        1,655   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA          1,693,346
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19
                 (Pre-refunded 7/01/07) - MBIA Insured

        3,345   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA          3,422,805
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured

        1,570   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/10 at 101.50         Aaa          1,604,116
                 Series 1998G-2, Class I, 5.200%, 7/01/30
                 (Alternative Minimum Tax)

        3,700   Utah State Board of Regents, Utah State University, Revenue           4/14 at 100.00         AAA          3,872,642
                 Bonds, Series 2004, 5.000%, 4/01/35 - MBIA Insured

        5,810   Utah Water Finance Agency, Revenue Bonds, Pooled Loan                10/12 at 100.00         Aaa          6,157,612
                 Financing Program, Series 2002C, 5.250%, 10/01/28 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,080   Total Utah                                                                                               19,879,041
------------------------------------------------------------------------------------------------------------------------------------


                VIRGIN ISLANDS - 0.1%

        2,500   Virgin Islands Public Finance Authority, Revenue Bonds,               1/14 at 100.00         BBB          2,759,650
                 Refinery Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       21

                        Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.4%

$       4,125   Metropolitan Washington D.C. Airports Authority, Airport             10/12 at 100.00         AAA     $    4,474,511
                 System Revenue Bonds, Series 2002A, 5.750%, 10/01/16 -
                 FGIC Insured (Alternative Minimum Tax)

       15,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue          8/08 at 28.38         AAA          4,056,600
                 Bonds, Route 895 Connector Toll Road, Series 1998A,
                 0.000%, 8/15/30 (Pre-refunded 8/15/08)

                Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                Bonds, Route 895 Connector Toll Road, Series 1998B:
       19,400    0.000%, 8/15/33 (Pre-refunded 8/15/08)                                8/08 at 23.55         AAA          4,353,748
       60,500    0.000%, 8/15/35 (Pre-refunded 8/15/08)                                8/08 at 20.95         AAA         12,075,195

        3,245   Virginia Housing Development Authority, Multifamily Housing           1/08 at 102.00         AA+          3,331,187
                 Bonds, Series 1997E, 5.600%, 11/01/17 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
      102,270   Total Virginia                                                                                           28,291,241
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 2.5%

        6,400   Cowlitz County Public Utilities District 1, Washington, Electric      9/14 at 100.00         AAA          6,693,312
                 Production Revenue Bonds, Series 2004, 5.000%, 9/01/34 -
                 FGIC Insured

       12,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA         13,794,375
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002B, 6.000%, 7/01/18 - AMBAC Insured

        4,000   Energy Northwest, Washington, Electric Revenue Refunding              7/13 at 100.00         AAA          4,371,760
                 Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 -
                 XLCA Insured

        8,200   Washington Public Power Supply System, Revenue Refunding                No Opt. Call         Aaa          6,155,658
                 Bonds, Nuclear Project 3, Series 1989B, 0.000%, 7/01/14

        5,000   Washington State Healthcare Facilities Authority, Revenue            10/16 at 100.00         AAA          5,015,000
                 Bonds, Providence Health Care Services, Series 2006A,
                 4.625%, 10/01/34 - FGIC Insured

        4,115   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          4,585,303
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.625%, 6/01/32

                Washington State, Motor Vehicle Fuel Tax General Obligation
                Bonds, Series 2002-03C:
        9,000    0.000%, 6/01/29 - MBIA Insured                                         No Opt. Call         AAA          3,397,410
       16,195    0.000%, 6/01/30 - MBIA Insured                                         No Opt. Call         AAA          5,836,354

------------------------------------------------------------------------------------------------------------------------------------
       65,410   Total Washington                                                                                         49,849,172
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 2.6%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
        7,935    6.125%, 6/01/27                                                      6/12 at 100.00         BBB          8,506,796
       12,485    6.375%, 6/01/32                                                      6/12 at 100.00         BBB         13,562,830

        6,000   Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue           8/13 at 100.00         AAA          6,447,060
                 Bonds, Public Schools, Series 2003A, 5.125%, 8/01/22
                 (Pre-refunded 8/01/13) - AMBAC Insured

       12,305   Wisconsin Health and Educational Facilities Authority, Revenue        8/07 at 102.00         AAA         12,589,984
                 Bonds, Aurora Healthcare Inc., Series 1997, 5.250%, 8/15/27 -
                 MBIA Insured

        6,000   Wisconsin Health and Educational Facilities Authority, Revenue        9/13 at 100.00        BBB+          6,438,060
                 Bonds, Franciscan Sisters of Christian Charity Healthcare
                 Ministry, Series 2003A, 5.875%, 9/01/33

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        2/16 at 100.00        BBB+          1,037,750
                 Bonds, Marshfield Clinic, Series 2006A, 5.000%, 2/15/17

        3,750   Wisconsin Health and Educational Facilities Authority, Revenue        2/12 at 101.00      A- (3)          4,111,613
                 Bonds, Wheaton Franciscan Services Inc., Series 2002,
                 5.750%, 8/15/30 (Pre-refunded 2/15/12)

------------------------------------------------------------------------------------------------------------------------------------
       49,475   Total Wisconsin                                                                                          52,694,093
------------------------------------------------------------------------------------------------------------------------------------
$   2,318,789   Total Long-Term Investments (cost $1,845,569,408) - 100.0%                                            2,011,440,590
=============-----------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL
 AMOUNT (000)   DESCRIPTION                                                                             RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3%

$       6,345   Metropolitan Transportation Authority, New York, Transportation                           VMIG-1     $    6,345,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2005G, 4.030%, 11/01/26 (4)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $6,345,000)                                                            6,345,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,851,914,408) - 100.3%                                                      2,017,785,590
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.1)%                                                                      (22,385,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                     16,640,279
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $2,012,040,869
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Municipal Income Fund, Inc. (NMI)
                        Portfolio of
                                INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.9%

$         690   Phenix City Industrial Development Board, Alabama,                    5/12 at 100.00         BBB     $      740,625
                 Environmental Improvement Revenue Bonds, MeadWestvaco
                 Corporation, Series 2002A, 6.350%, 5/15/35
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 21.3%

        5,530   Adelanto School District, San Bernardino County, California,            No Opt. Call         AAA          2,910,218
                 General Obligation Bonds, Series 1997A, 0.000%, 9/01/22 -
                 MBIA Insured

                Brea Olinda Unified School District, California, General
                Obligation Bonds, Series 1999A:
        2,000    0.000%, 8/01/21 - FGIC Insured                                         No Opt. Call         AAA          1,095,220
        2,070    0.000%, 8/01/22 - FGIC Insured                                         No Opt. Call         AAA          1,081,803
        2,120    0.000%, 8/01/23 - FGIC Insured                                         No Opt. Call         AAA          1,056,735

        1,000   California Health Facilities Financing Authority, Revenue Bonds,      4/16 at 100.00          A+          1,050,440
                 Kaiser Permanante System, Series 2006, 5.250%, 4/01/39

          740   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-            765,241
                 Sutter Health, Series 2007A, 5.000%, 11/15/42 (WI/DD,
                 Settling 5/01/07)

          250   California Housing Finance Agency, California, Home Mortgage          2/17 at 100.00         Aa2            251,240
                 Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (WI/DD,
                 Settling 5/16/07) (Alternative Minimum Tax)

        3,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          3,135,390
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.000%, 6/01/25

        1,000   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+          1,013,660
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.000%, 7/01/39

          500   California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26    4/14 at 100.00          A+            535,220

        1,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/27    3/16 at 100.00          A+          1,054,340

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          3,482,910
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

          500   Lake Elsinore Public Finance Authority, California, Local Agency     10/13 at 102.00         N/R            550,855
                 Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33

        1,000   Vernon, California, Electric System Revenue Bonds, Malburg            4/08 at 100.00         Aaa          1,017,200
                 Generating Station Project, Series 2003C, 5.375%, 4/01/18
                 (Pre-refunded 4/01/08)

------------------------------------------------------------------------------------------------------------------------------------
       23,710   Total California                                                                                         19,000,472
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 6.4%

          825   Colorado Educational and Cultural Facilities Authority, Charter       7/12 at 100.00         BBB            864,468
                 School Revenue Bonds, Douglas County School District RE-1 -
                 DCS Montessori School, Series 2002A, 6.000%, 7/15/22

          460   Colorado Educational and Cultural Facilities Authority, Charter       8/11 at 100.00         AAA            522,040
                 School Revenue Bonds, Peak-to-Peak Charter School,
                 Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)

        1,000   Colorado Educational and Cultural Facilities Authority, Charter       6/11 at 100.00     Ba1 (3)          1,127,020
                 School Revenue Bonds, Weld County School District 6 -
                 Frontier Academy, Series 2001, 7.375%, 6/01/31
                 (Pre-refunded 6/01/11)

        1,000   Colorado Health Facilities Authority, Revenue Bonds,                  6/16 at 100.00          A-          1,021,570
                 Evangelical Lutheran Good Samaritan Society, Series 2005,
                 5.000%, 6/01/35

        2,000   Denver City and County, Colorado, Airport System Revenue             11/10 at 100.00         AAA          2,134,580
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/16 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,285   Total Colorado                                                                                            5,669,678
------------------------------------------------------------------------------------------------------------------------------------


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 2.2%

$       1,480   Capitol Region Education Council, Connecticut, Revenue Bonds,        10/07 at 100.00         BBB     $    1,496,694
                 Series 1995, 6.750%, 10/15/15

          500   Eastern Connecticut Resource Recovery Authority, Solid Waste          7/07 at 100.00         BBB            504,245
                 Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                 5.500%, 1/01/14 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,980   Total Connecticut                                                                                         2,000,939
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 2.3%

          170   Dade County Industrial Development Authority, Florida, Revenue        6/07 at 101.00         N/R            171,811
                 Bonds, Miami Cerebral Palsy Residential Services Inc.,
                 Series 1995, 8.000%, 6/01/22

        1,250   Martin County Industrial Development Authority, Florida,              6/07 at 100.00         BB+          1,262,700
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP, Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)

          600   Martin County Industrial Development Authority, Florida,              6/07 at 100.00         BB+            606,978
                 Industrial Development Revenue Refunding Bonds, Indiantown
                 Cogeneration LP, Series 1995B, 8.050%, 12/15/25
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,020   Total Florida                                                                                             2,041,489
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 8.7%

        1,310   Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero      1/09 at 100.00         N/R          1,361,025
                 Redevelopment Project, Series 1998, 7.000%, 1/01/14

                Illinois Development Finance Authority, Revenue Bonds, Chicago
                Charter School Foundation, Series 2002A:
          500    6.125%, 12/01/22 (Pre-refunded 12/01/12)                            12/12 at 100.00     BBB (3)            559,195
        1,000    6.250%, 12/01/32 (Pre-refunded 12/01/12)                            12/12 at 100.00     BBB (3)          1,124,640

        1,550   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00        Baa2          1,613,876
                 Medical Center, Series 2002, 5.500%, 5/15/32

        1,660   Joliet Regional Port District, Illinois, Airport Facilities Revenue   7/07 at 103.00     N/R (3)          1,712,356
                 Bonds, Lewis University Airport, Series 1997A, 7.250%, 7/01/18
                 (Pre-refunded 7/01/07) (Alternative Minimum Tax)

        1,305   North Chicago, Illinois, General Obligation Bonds, Series 2005B,     11/15 at 100.00         AAA          1,388,115
                 5.000%, 11/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,325   Total Illinois                                                                                            7,759,207
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 3.9%

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/12 at 101.00        Baa1          2,161,340
                 Bonds, Riverview Hospital, Series 2002, 6.125%, 8/01/31

        1,255   Whitley County, Indiana, Solid Waste and Sewerage Disposal           11/10 at 102.00         N/R          1,355,551
                 Revenue Bonds, Steel Dynamics Inc., Series 1998,
                 7.250%, 11/01/18 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,255   Total Indiana                                                                                             3,516,891
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 2.2%
        1,440   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB          1,787,400
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

          160   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call     N/R (3)            198,997
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
        1,600   Total Louisiana                                                                                           1,986,397
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 1.1%

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R            998,970
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 0.9%

          500   Massachusetts Development Finance Agency, Resource Recovery          12/09 at 102.00         BBB            535,335
                 Revenue Bonds, Ogden Haverhill Associates, Series 1999A,
                 6.700%, 12/01/14 (Alternative Minimum Tax)

          270   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            279,874
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          770   Total Massachusetts                                                                                         815,209
------------------------------------------------------------------------------------------------------------------------------------


                                       25


                            Nuveen Municipal Income Fund, Inc. (NMI) (continued)

                                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.7%

$       1,000   Delta County Economic Development Corporation, Michigan,              4/12 at 100.00         AAA     $    1,102,330
                 Environmental Improvement Revenue Refunding Bonds,
                 MeadWestvaco Corporation - Escanaba Paper Company,
                 Series 2002B, 6.450%, 4/15/23 (Pre-refunded 4/15/12)
                 (Alternative Minimum Tax)

        2,150   Michigan State Hospital Finance Authority, Hospital Revenue           7/07 at 101.00         Ba3          2,170,683
                 Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16

------------------------------------------------------------------------------------------------------------------------------------
        3,150   Total Michigan                                                                                            3,273,013
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 5.0%

        4,450   Missouri Environmental Improvement and Energy Resources              12/16 at 100.00         AAA          4,427,083
                 Authority, Water Facility Revenue Bonds, Missouri-American
                 Water Company, Series 2006, 4.600%, 12/01/36 -
                 AMBAC Insured (Alternative Minimum Tax) (UB)
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 1.4%

        1,200   Montana Board of Investments, Exempt Facility Revenue Bonds,          7/10 at 101.00          B2          1,241,160
                 Stillwater Mining Company, Series 2000, 8.000%, 7/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.2%

        1,000   Washington County, Nebraska, Wastewater Facilities Revenue           11/12 at 101.00           A          1,091,630
                 Bonds, Cargill Inc., Series 2002, 5.900%, 11/01/27
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 6.0%

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00          AA          1,082,080
                 Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 -
                 RAAI Insured

        3,970   Yates County Industrial Development Agency, New York,                 2/11 at 101.00         AAA          4,273,028
                 FHA-Insured Civic Facility Mortgage Revenue Bonds,
                 Soldiers and Sailors Memorial Hospital, Series 2000A,
                 6.000%, 2/01/41

------------------------------------------------------------------------------------------------------------------------------------
        4,970   Total New York                                                                                            5,355,108
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 4.3%

        1,000   Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands       8/16 at 100.00           A          1,045,390
                 Regional Medical Center, Series 2006, 5.250%, 8/15/46

        2,300   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          2,378,499
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

          400   Ohio Water Development Authority, Solid Waste Disposal                9/07 at 100.00           A            408,516
                 Revenue Bonds, BHP Steel LLC, Series 1995, 6.300%, 9/01/20
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,700   Total Ohio                                                                                                3,832,405
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.4%

        1,080   Allegheny County Hospital Development Authority, Pennsylvania,       11/10 at 102.00         Ba3          1,275,264
                 Revenue Bonds, West Penn Allegheny Health System,
                 Series 2000B, 9.250%, 11/15/30

          840   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-            873,172
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,920   Total Pennsylvania                                                                                        2,148,436
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 0.7%

          500   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB            539,760
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.9%

$       2,500   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-     $    2,723,975
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/13

          475   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA            599,122
                 Revenue Bonds, Series 1991, 6.750%, 1/01/19 -
                 FGIC Insured (ETM)

        1,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          1,063,580
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
        3,975   Total South Carolina                                                                                      4,386,677
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 2.4%

        1,000   Knox County Health, Educational and Housing Facilities Board,         4/12 at 101.00         Ba2          1,028,590
                 Tennessee, Hospital Revenue Bonds, Baptist Health System
                 of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

                Shelby County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Methodist Healthcare, Series
                2002:
          375    6.500%, 9/01/26 (Pre-refunded 9/01/12)                               9/12 at 100.00      A- (3)            425,693
          625    6.500%, 9/01/26 (Pre-refunded 9/01/12)                               9/12 at 100.00      A- (3)            709,488

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Tennessee                                                                                           2,163,771
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 9.3%

        1,500   Cameron Education Finance Corporation, Texas, Charter School          8/16 at 100.00           A          1,588,065
                 Revenue Bonds, Faith Family Academy Charter School,
                 Series 2006A, 5.250%, 8/15/36 - ACA Insured

        2,000   Gulf Coast Waste Disposal Authority, Texas, Sewerage and              4/12 at 100.00          A1          2,155,780
                 Solid Waste Disposal Revenue Bonds, Anheuser Busch
                 Company, Series 2002, 5.900%, 4/01/36 (Alternative
                 Minimum Tax)

        2,000   Matagorda County Navigation District 1, Texas, Collateralized        10/13 at 101.00         AAA          2,001,120
                 Revenue Refunding Bonds, Houston Light and Power
                 Company, Series 1995, 4.000%, 10/15/15 - MBIA Insured

                Weslaco Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Knapp Medical Center, Series 2002:
        2,000    6.250%, 6/01/25                                                      6/12 at 100.00        BBB+          2,153,200
           50    6.250%, 6/01/32                                                      6/12 at 100.00        BBB+             53,807

        1,000   West Texas Independent School District, McLennan and                   8/13 at 51.84         AAA            391,590
                 Hill Counties, General Obligation Refunding Bonds,
                 Series 1998, 0.000%, 8/15/25

------------------------------------------------------------------------------------------------------------------------------------
        8,550   Total Texas                                                                                               8,343,562
------------------------------------------------------------------------------------------------------------------------------------


                VIRGIN ISLANDS - 3.0%

        2,545   Virgin Islands Public Finance Authority, Senior Lien Matching        10/14 at 100.00         BBB          2,720,452
                 Fund Loan Note, Series 2004A, 5.250%, 10/01/19
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 3.1%

        1,000   Chesterfield County Industrial Development Authority,                11/10 at 102.00        Baa1          1,072,090
                 Virginia, Pollution Control Revenue Bonds, Virginia Electric
                 and Power Company, Series 1987A, 5.875%, 6/01/17

        1,500   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        Baa1          1,674,045
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Virginia                                                                                            2,746,135
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 2.4%

        2,050   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          2,156,826
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

                                       27

                        Nuveen Municipal Income Fund, Inc. (NMI) (continued)
                            Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.2%

$       1,000   Wisconsin Health and Educational Facilities Authority, Revenue       10/11 at 100.00         BBB     $    1,078,310
                 Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      91,145   Total Investments (cost $83,927,790) - 100.9%                                                            90,034,205
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligation - (3.3)%                                                                        (2,965,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      2,196,186
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   89,265,391
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES April 30, 2007 (Unaudited)
                                                                                                MUNICIPAL VALUE    MUNICIPAL INCOME
                                                                                                          (NUV)               (NMI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,851,914,408 and $83,927,790, respectively)                        $2,017,785,590         $90,034,205
Cash                                                                                                         --             720,520
Receivables:
   Interest                                                                                          28,773,558           1,380,190
   Investments sold                                                                                   8,932,500           1,170,000
Other assets                                                                                            180,469               6,696
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                2,055,672,117          93,311,611
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                        4,861,810                  --
Floating rate obligations                                                                            22,385,000           2,965,000
Payable for investments purchased                                                                    15,060,983           1,010,905
Accrued expenses:
   Management fees                                                                                      840,463              46,338
   Other                                                                                                482,992              23,977
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              43,631,248           4,046,220
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $2,012,040,869         $89,265,391
====================================================================================================================================
Shares outstanding                                                                                  195,047,442           8,116,655
====================================================================================================================================
Net asset value per share outstanding                                                            $        10.32         $     11.00
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                                 $    1,950,474         $    81,167
Paid-in surplus                                                                                   1,838,602,931          90,857,187
Undistributed (Over-distribution of) net investment income                                            3,628,471             217,832
Accumulated net realized gain (loss) from investments                                                 1,987,811          (7,997,210)
Net unrealized appreciation (depreciation) of investments                                           165,871,182           6,106,415
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $2,012,040,869         $89,265,391
====================================================================================================================================
Authorized shares                                                                                   350,000,000         200,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended April 30, 2007 (Unaudited)
                                                                                                MUNICIPAL VALUE    MUNICIPAL INCOME
                                                                                                          (NUV)               (NMI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                  $ 51,392,203          $2,490,495
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                       5,066,027             281,124
Shareholders' servicing agent fees and expenses                                                         186,893              10,911
Floating rate obligations interest expense and fees                                                     241,491              38,529
Custodian's fees and expenses                                                                           194,028              13,360
Directors' fees and expenses                                                                             19,688                 952
Professional fees                                                                                        34,442                 311
Shareholders' reports - printing and mailing expenses                                                   124,501              10,861
Stock exchange listing fees                                                                              34,879               4,809
Investor relations expense                                                                              145,533               7,314
Other expenses                                                                                           24,605               4,419
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                            6,072,087             372,590
   Custodian fee credit                                                                                 (81,266)            (10,683)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                          5,990,821             361,907
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                45,401,382           2,128,588
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                             1,987,280             144,496
Change in net unrealized appreciation (depreciation) of investments                                 (11,136,484)           (535,139)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                              (9,149,204)           (390,643)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                              $ 36,252,178          $1,737,945
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                              MUNICIPAL VALUE (NUV)                     MUNICIPAL INCOME (NMI)
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                               4/30/07             10/31/06             4/30/07            10/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                   $   45,401,382       $   91,775,181         $ 2,128,588         $ 4,289,299
Net realized gain (loss) from investments                    1,987,280            5,082,823             144,496              60,517
Change in net unrealized appreciation (depreciation)
   of investments                                          (11,136,484)          45,688,581            (535,139)          1,228,860
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       36,252,178          142,546,585           1,737,945           5,578,676
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 (45,756,842)         (92,001,408)         (2,108,101)         (4,120,226)
From accumulated net realized gains                         (5,325,986)          (3,977,174)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
   to shareholders                                         (51,082,828)         (95,978,582)         (2,108,101)         (4,120,226)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                         907,356                  --              30,571                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                                   907,356                  --              30,571                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                       (13,923,294)          46,568,003           (339,585)          1,458,450
Net assets at the beginning of period                     2,025,964,163        1,979,396,160         89,604,976          88,146,526
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                          $2,012,040,869       $2,025,964,163        $89,265,391         $89,604,976
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period                $    3,628,471       $    3,983,931        $   217,832         $   197,345
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Municipal Value Fund, Inc. (NUV) and Nuveen Municipal Income Fund, Inc. (NMI). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2007, Municipal Value (NUV) and Municipal Income (NMI) had outstanding when-issued/delayed delivery purchase commitments of $15,060,983 and $1,010,905, respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such instruments, and may do so in the future, they did not invest in any such instruments during the six months ended April 30, 2007.

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended April 30, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2007, were as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Average floating rate obligations                   $12,702,348       $2,031,271
Average annual interest rate and fees                     3.83%            3.83%
================================================================================

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in shares were as follows:

                                                         MUNICIPAL VALUE (NUV)    MUNICIPAL INCOME (NMI)
                                                       ------------------------   -----------------------
                                                       SIX MONTHS          YEAR   SIX MONTHS         YEAR
                                                            ENDED         ENDED        ENDED        ENDED
                                                          4/30/07      10/31/06      4/30/07     10/31/06
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
     due to reinvestment of distributions                  87,922            --        2,779           --
==========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended April 30, 2007, were as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Purchases                                           $81,076,608       $5,494,030
Sales and maturities                                 70,246,540        3,399,000
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investments transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2007, the cost of investments was as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Cost of investments                              $1,825,486,851      $80,880,771
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:
                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                    $170,277,565      $6,226,282
   Depreciation                                        (346,731)        (37,889)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                  $169,930,834      $6,188,393
================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2006, the Funds' last tax year end, were as follows:
                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income *                $7,591,414         $401,405
Undistributed net ordinary income **                    132,881           62,951
Undistributed net long-term capital gains             5,326,517               --
================================================================================
 * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 2, 2006, paid on November 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income            $91,241,065       $4,121,849
Distributions from net ordinary income **               760,342           14,605
Distributions from net long-term capital gains        3,977,174               --
================================================================================
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2006, the Funds' last tax year end, Municipal Income (NMI) had unused capital loss carryforwards of $8,141,706 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $53,820, $7,005,363, $916,759 and $165,764 of the carryforward will expire in the years 2008, 2011, 2012 and 2013, respectively.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., ("Nuveen"), a specific fund-level component, based only on the amount of assets within each individual fund, and for Municipal Value (NUV) a gross interest income component. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Municipal Value's (NUV) annual fund-level fee, payable monthly, at the rates set forth below, are based upon the average daily net assets of the Fund as follows:

                                                           MUNICIPAL VALUE (NUV)
AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .1500%
For the next $500 million                                                 .1250
For net assets over $1 billion                                            .1000
================================================================================

In addition, Municipal Value (NUV) pays an annual management fee, payable monthly, based on gross interest income as follows:

                                                           MUNICIPAL VALUE (NUV)
GROSS INTEREST INCOME                                      GROSS INCOME FEE RATE
--------------------------------------------------------------------------------
For the first $50 million                                                 4.125%
For the next $50 million                                                  4.000
For gross income over $100 million                                        3.875
================================================================================

Municipal Income's (NMI) annual fund-level fee, payable monthly, at the rates set forth below, are based upon the average daily net assets of the Fund as follows:

                                                          MUNICIPAL INCOME (NMI)
AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual complex-level fee, payable monthly, which is additive to the fund-level fee and Municipal Value's (NUV) gross interest income fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2007, the complex-level fee rate was .1824%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by October 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2007, to shareholders of record on May 15, 2007, as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Dividend per share                                       $.0390           $.0420
================================================================================

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch, Wachovia, Citigroup, Deutsche Bank and Morgan Stanley. It is anticipated that Merrill Lynch and its affiliates will be indirect "affiliated persons" (as that term is defined in the Investment Company Act of 1940) of the Funds. Under the terms of the merger, each outstanding share of Nuveen Investments' common stock (other than dissenting shares) will be converted into the right to receive a specified amount of cash, without interest. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments shareholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement, and expiration of certain regulatory waiting periods. The obligations of Madison Dearborn Partners, LLC to consummate the merger are not conditioned on its obtaining financing. The Merger Agreement includes a "go shop" provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals.

The consummation of the merger will be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each Fund and the Adviser, and will result in the automatic termination of each Fund's agreement. Prior to the consummation of the merger, it is anticipated that the Board of Trustees of each Fund will consider a new investment management agreement with the Adviser. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

                        Financial
                               HIGHLIGHTS (Unaudited)

               Selected data for a share outstanding throughout each period:
                                         Investment Operations                Less Distributions
                                 -------------------------------------    -----------------------------
                   Beginning            Net   Net Realized/                      Net                           Ending
                   Net Asset     Investment      Unrealized               Investment   Capital              Net Asset         Ending
                       Value         Income      Gain (Loss)     Total        Income     Gains    Total         Value   Market Value
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2007(b)           $10.39           $.23           $(.04)      $.19         $(.23)    $(.03)   $(.26)       $10.32         $10.20
    2006               10.15            .47             .26        .73          (.47)     (.02)    (.49)        10.39          10.16
    2005               10.11            .47             .10        .57          (.47)     (.06)    (.53)        10.15           9.58
    2004                9.92            .48             .26        .74          (.49)     (.06)    (.55)        10.11           9.36
    2003                9.98            .49            (.01)       .48          (.50)     (.04)    (.54)         9.92           9.12
    2002               10.17            .51            (.18)       .33          (.51)     (.01)    (.52)         9.98           9.32

MUNICIPAL INCOME (NMI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2007(b)            11.04            .26            (.04)       .22          (.26)       --     (.26)        11.00          10.87
    2006               10.86            .53             .16        .69          (.51)       --     (.51)        11.04          10.50
    2005               10.76            .54             .09        .63          (.53)       --     (.53)        10.86          10.56
    2004               10.41            .56             .32        .88          (.53)       --     (.53)        10.76          10.08
    2003               10.61            .54            (.15)       .39          (.59)       --     (.59)        10.41           9.64
    2002               10.92            .61            (.30)       .31          (.62)       --     (.62)        10.61           9.90
====================================================================================================================================
                              Total Returns
                       ---------------------------
                       Based on          Based on
                         Market         Net Asset
                          Value+            Value+
--------------------------------------------------
MUNICIPAL VALUE (NUV)
--------------------------------------------------
Year Ended 10/31:
    2007(b)                2.97%           1.87%
    2006                  11.51            7.40
    2005                   8.25            5.73
    2004                   9.01            7.77
    2003                   3.66            4.90
    2002                   3.80            3.32

MUNICIPAL INCOME (NMI)
--------------------------------------------------
Year Ended 10/31:
    2007(b)                6.03            2.01
    2006                   4.42            6.50
    2005                  10.21            5.93
    2004                  10.34            8.69
    2003                   3.02            3.71
    2002                 (11.93)           2.87
==================================================
                                                                  Ratios/Supplemental Data
                       -------------------------------------------------------------------------------------------------------------
                                            Ratios to Average Net Assets             Ratios to Average Net Assets
                                               Before Credit/Refund                      After Credit/Refund**
                                    ----------------------------------------- ------------------------------------------
                           Ending     Expenses      Expenses            Net    Expenses       Expenses             Net    Portfolio
                       Net Assets    Including     Excluding     Investment   Including      Excluding      Investment     Turnover
                             (000)  Interest(a)   Interest(a)        Income    Interest(a)    Interest(a)       Income         Rate
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2007(b)            $2,012,041          .61%*         .58%*         4.53%*       .60%*          .57%*          4.54%*          4%
    2006                2,025,964          .59           .59           4.60         .59            .59            4.61            6
    2005                1,979,396          .60           .60           4.64         .60            .60            4.65            8
    2004                1,971,925          .62           .62           4.83         .61            .61            4.84           13
    2003                1,934,433          .64           .64           4.97         .64            .64            4.97           36
    2002                1,946,407          .65           .65           5.07         .65            .65            5.08           13

MUNICIPAL INCOME (NMI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2007(b)                89,265          .84*          .75*          4.78*        .82*           .73*           4.80*           4
    2006                   89,605          .76           .76           4.83         .73            .73            4.86            6
    2005                   88,147          .78           .78           4.99         .77            .77            5.00            7
    2004                   87,324          .82           .82           5.28         .81            .81            5.28           14
    2003                   84,491         1.12          1.12           5.14        1.12           1.12            5.14           10
    2002                   85,897          .91           .91           5.62         .90            .90            5.64           36
====================================================================================================================================

               Floating Rate Obligations
                   at End of Period
             -----------------------------
               Aggregate
                   Amount         Asset
             Outstanding       Coverage
                    (000)    Per $1,000
------------------------------------------
MUNICIPAL VALUE (NUV)
------------------------------------------
Year Ended 10/31:
    2007(b)        $22,385        $90,883
    2006                --             --
    2005                --             --
    2004                --             --
    2003                --             --
    2002                --             --

MUNICIPAL INCOME (NMI)
------------------------------------------
Year Ended 10/31:
    2007(b)          2,965         31,106
    2006                --             --
    2005                --             --
    2004                --             --
    2003                --             --
    2002                --             --
==========================================
*    Annualized.
**   After custodian fee credit and legal fee refund, where applicable.
+ Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended April 30, 2007.

                                 See accompanying notes to financial statements.


                                  38-39 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
       TERMS USED IN THIS REPORT



AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.



BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                          o Share prices
           Learn more     o Fund details
about Nuveen Funds at     o Daily financial news
   WWW.NUVEEN.COM/CEF     o Investor education
                          o Interactive planning tools

Logo: NUVEEN Investments

                                                                     ESA-A-0407D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Value Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: July 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.